Vessels, net (Tables)	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Vessels, Net

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2021	$3,220,627	$(368,057)	$2,852,570
Additions/ (Depreciation)	6,274	(71,930)	(65,656)
Balance June 30, 2022	$3,226,901	$(439,987)	$2,786,914